Translation Reserve	12 Months Ended
Mar. 31, 2026
Translation Reserve [Abstract]
TRANSLATION RESERVE
18	TRANSLATION RESERVE

The translation reserve comprises all foreign exchange differences arising from the translation of the consolidated financial statements of foreign operations whose functional currency is different from that of the Group’s presentation currency and is non-distributable.